CONTINGENCIES (Details) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 04, 2021 USD ($)	Jan. 03, 2021 USD ($) state	Jan. 03, 2021 USD ($) state	Dec. 29, 2019 USD ($)
Other Commitments [Line Items]
Number of states | state		22	22
Accounts payable and payroll components		$ 0.2	$ 0.2	$ 0.2
Cadence Bank
Other Commitments [Line Items]
Maximum future payment of guaranteed loans	25.00%	25.00%	25.00%
Maximum future payment amount	$ 2.0	$ 2.0	$ 2.0
Bank Of America
Other Commitments [Line Items]
Maximum future payment of guaranteed loans	25.00%	25.00%	25.00%
Payment Guarantee | Cadence Bank
Other Commitments [Line Items]
Outstanding balance of guaranteed loans	$ 3.3	$ 4.1	$ 4.1	5.1
Payment Guarantee | Bank Of America
Other Commitments [Line Items]
Outstanding balance of guaranteed loans	8.4	7.1	7.1	0.7
Notes purchased	17.4	16.5	16.5	25.1
Payment Guarantee | M&T Bank
Other Commitments [Line Items]
Outstanding balance of guaranteed loans	6.2	6.6	6.6	8.6
Commonwealth Of Pennsylvania Tax Assessment
Other Commitments [Line Items]
Reserve for tax assessment	$ 1.3	$ 1.3	$ 1.3	$ 1.3